Loans and Borrowings (Details) - Schedule of Terms and Debt Repayment Schedule - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Terms and Debt Repayment Schedule [Line Items]
Total interest-bearing liabilities	$ 3,464,420	$ 2,738,098
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 400,000
Year of origination	2020
Year of Maturity	2025
Interest rate	2.75%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 116,071	173,958
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 85,000
Year of origination	2019
Year of Maturity	2023
Interest rate	7.00%
Repayment method	Monthly repayment
Total interest-bearing liabilities		16,059
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 185,000
Year of origination	2019
Year of Maturity	2024
Interest rate	10.88%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 31,692	61,664
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 1,200,000
Year of origination	2020
Year of Maturity	2025
Interest rate	2.50%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 300,588	475,025
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 300,000
Year of origination	2020
Year of Maturity	2025
Interest rate	3.75%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 64,859	109,302
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 450,000
Year of origination	2023
Year of Maturity	2028
Interest rate	8.00%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 207,045
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Year of Maturity	2026
Interest rate	7.75%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 187,864
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Year of Maturity	2028
Interest rate	8.25%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 34,264
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 100,000
Year of origination	2023
Year of Maturity	2028
Interest rate	8.28%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 67,450
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Year of Maturity	2026
Interest rate	10.38%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 31,429
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 300,000
Year of origination
Year of Maturity	2026
Interest rate	8.80%
Repayment method	Monthly repayment
Total interest-bearing liabilities	$ 199,261
Recourse liability [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount
Year of origination
Year of Maturity
Repayment method	Maturity upon 90-120 days
Total interest-bearing liabilities	$ 2,139,575	946,592
Recourse liability [Member] | Bottom of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Interest rate	4.80%
Recourse liability [Member] | Top of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Interest rate	5.30%
Convertible loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD
Principal amount	$ 1,000,000
Year of origination	2022
Year of Maturity	2024
Interest rate	8.00%
Repayment method	Upon maturity date
Total interest-bearing liabilities		736,129
Lease liabilities [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Original Currency	SGD/MYR
Principal amount
Repayment method	Monthly Repayment
Total interest-bearing liabilities	$ 84,322	$ 219,369
Lease liabilities [Member] | Bottom of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Year of origination	2019
Year of Maturity	2023
Interest rate	2.99%
Lease liabilities [Member] | Top of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Year of origination	2022
Year of Maturity	2026
Interest rate	8.21%